Segment Information	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Segment information

5. Segment information

IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reporting about components of the Group that are regularly reviewed by the chief operating decision maker (“CODM”) in order to allocate resources to segments and to assess their performance.

During the year ended December 31, 2020, the Group revised the presentation of reportable segments because of changes in resource allocation and assessment of segment performance by the chief operation decision makers subsequent to the acquisition of Rosenkavalier. Prior to the Rosenkavalier acquisition, the CODM reviewed the financial results of the Group as a whole.  The Group now consists of two reportable operating segments as follows:

(a)	Subscription, licensing and smart education business engages in the distribution of commercial copyrights and provision of music education solutions.

(b)	Music events business engages in the provision of services related to music festival events and music performance.

Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on reportable operating segment’s profit/(loss), which is a measure of adjusted profit/(loss) before tax. The adjusted profit/(loss) before tax is measured consistently with the Group’s profit/(loss) before tax except that foreign exchange differences, net, finance income, non-lease-related finance costs, as well as head office and corporate income/expenses are excluded from such measurement.

5. Segment information (continued)

Segment assets exclude amounts due from shareholders and related parties, cash and cash equivalents and other unallocated head office and corporate assets as these assets are managed on a group basis.

Segment liabilities exclude interest-bearing loans and borrowings, amounts due to a related party and a shareholder, income tax payable and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.

The definition of segment assets and segment liabilities was adjusted retrospectively beginning in 2019 and includes deferred tax assets and deferred tax liabilities. Accordingly, segment assets in 2019 has been adjusted with increment of RMB3,796,000.

5. Segment information (continued)

	Subscription, licensing and
	smart education business			Music events business			Total
	For the years ended			For the years ended			For the years ended
	December 31,			December 31,			December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment revenue:
Sales to external customers	135,367	146,054	152,241	27,514	—	—	162,881	146,054	152,241

Segment results:
The Group	25,936	70,418	72,209	2,244	—	—	28,180	70,418	72,209
Share of loss of a joint venture	—	—	—	(9)	—	—	(9)	—	—
	25,936	70,418	72,209	2,235	—	—	28,171	70,418	72,209
Reconciliation:
Finance income							1,621	258	59
Foreign exchange differences, net							361	1,173	(536)
Other unallocated gains							8	—	—
Corporate and other unallocated expenses							(34,209)	(3,357)	(19,352)
Non-lease related finance costs							(7,544)	(2,629)	(1,769)
(Loss)/profit before tax							(11,592)	65,863	50,611

Other segment information
Depreciation of property, plant and equipment	2,001	1,251	834	256	—	—	2,257	1,251	834
Depreciation of right -of-use assets	3,383	1,618	1,939	1,097	—	—	4,480	1,618	1,939
Amortisation of intangible assets	5,366	3,762	2,592	—	—	—	5,366	3,762	2,592
Impairment losses on financial assets, net	34,177	3,088	2,875	1,063	—	—	35,240	3,088	2,875

5. Segment information (continued)

	Subscription, licensing and smart education business		Music events business		Total
	As at December 31,		As at December 31,		As at December 31,
	2020	2019	2020	2019	2020	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
		(Restated)		(Restated)		(Restated)
Segment assets	595,503	480,141	246,773	—	842,276	480,141
Reconciliation:
Corporate and other unallocated assets					35,077	23,485
					877,353	503,626
Segment liabilities	126,604	150,711	1,854	—	128,458	150,711
Reconciliation:
Corporate and other unallocated liabilities					87,726	70,354
					216,184	221,065
Other segment information
Investment in a joint venture	—	—	491	—	491	—
Capital expenditure*	158,755	89,519	769	—	159,524	89,519

* Capital expenditure consists of additions of property, plant and equipment, intangible assets, right-of-use assets I, deposits paid for purchase of non-current assets, including assets from the acquisition of a subsidiary.

Geographical information

Geographical information is not presented since over 90% of the Group’s revenue from external customers is generated in the PRC and over 90% of the non-current assets of the Group (other than financial instruments) are located in the PRC. Accordingly, in the opinion of the directors, the presentation of geographical information would provide no additional useful information to the users of the consolidated financial statements.

Information about major customers

Revenue from major customers of the Group which individually accounted for 10% or more of the Group’s revenue was derived from the subscription, licensing and smart education business segment.  The respective revenue generated by these customers for each reporting period is set out below:

	2020	2019	2018
	RMB'000	RMB'000	RMB'000
Customer 1	22,146	N/A*	N/A*
Customer 2	18,868	N/A*	N/A*

*	The corresponding revenue from these customers is not disclosed as it individually did not contribute 10% or more to the Group’s revenue for the year.